Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Continuing operations - Diluted (in Dollars per share)					$ (1.18)	$ (1.71)
Discontinued operations -Diluted (in Dollars per share)					$ (0.02)	$ 0.00
Diluted (in Shares)	3,052,666	3,153,852	2,959,800	3,156,311	3,079,874	2,284,240
Diluted	$ (0.31)	$ (0.32)	$ (0.59)	$ (0.61)